Property and Equipment	12 Months Ended
Dec. 31, 2021
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 8 - PROPERTY AND EQUIPMENT:

a.	Composition of property and equipment and accumulated depreciation thereon, grouped by major classifications and changes therein, and their movements during 2021:

	Machinery and equipment	Leasehold improvements and furniture	Computer programs	Total
	USD in thousands
Cost:
Balance as of January 01, 2021	947	172	605	1,724
Additions	99	1	39	139
Removal upon deconsolidation	(311)	(38)	(107)	(456)
Balance as of December 31, 2021	735	135	537	1,407
Accumulated Depreciation:
Balance as of January 01, 2021	703	149	527	1,379
Additions	19	3	16	38
Removal upon deconsolidation	(30)	(26)	(31)	(87)
Balance as of December 31, 2021	692	126	512	1,329
Property and Equipment, net, as of December 31, 2021	43	9	25	77

b.	Composition of property and equipment and accumulated depreciation thereon, grouped by major classifications and changes therein, and their movements during 2020:

	Machinery and equipment	Leasehold improvements and furniture	Computer programs	Total
	USD in thousands

Cost:
Balance as of January 01, 2020	748	135	517	1,400
Additions	198	20	75	293
Additions related to first time consolidation	-	17	14	31
Balance as of December 31, 2020	946	172	606	1,724
Accumulated Depreciation:
Balance as of January 01, 2020	674	99	490	1,263
Additions	29	33	17	79
Additions related to first time consolidation	-	17	10	27
Balance as of December 31, 2020	703	149	527	1,379
Property and Equipment, net, as of December 31, 2020	243	23	79	345